Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Earnings Per Share

20. Earnings Per Share

(a) Basic and diluted earnings per share

Basic earnings per share are calculated by dividing the result attributable to equity holders of the Company by the weighted average number of shares outstanding during the year.

	2019	2018	2017
Result attributable to equity holders of the Company (€ in thousands)	(56,480)	(36,894)	(43,637)
Weighted average number of shares outstanding	41,037,244	34,052,520	25,374,807
Basic (and diluted) earnings per share (€ per share)	€(1.38)	€(1.08)	€(1.72)

(b) Diluted earnings per share

For the periods included in these financial statements, the share options are not included in the diluted earnings per share calculation as the Company was loss-making in all periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.

(c) Dividends per share

The Company did not declare dividends for any of the years presented in these financial statements.